Note 31 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
31—RELATED
PARTY TRANSACTIONS

The General Manager of the Company's Korean branch "EDAP-TMS Korea", who resigned from his position with EDAP on
October 11, 2017,
was also the Chairman of a Korean company named Dae You. A new independent General Manager was immediately appointed as Head of EDAP-TMS Korea with no
relation with the company Dae You, therefore, since that date, transactions with this company are no
longer considered related party transactions. EDAP-TMS Korea subcontracted until
October 11, 2017,
the service contract maintenance of our medical devices installed in Korea to Dae You. The amounts invoiced by Dae You under this contract were
€41
thousand and
€62
thousand, for
2017
and
2016
respectively. As of
December 31, 2018
and
2017,
the Company recorded
no
payables to Dae You.

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to
€161
thousand and
€483
thousand, in
2017
and
2016,
respectively. As of
December 31, 2018
and
2017,
the Company recorded
no
receivables.

In
2018,
EDAP Technomed Co. Ltd. (Japan) contracted a loan amounting
80,000,000
JPY. As a current practice in Japan, this loan required a personal warranty from the representative director, president and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the mother company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard, in an indemnification letter dated
November 27, 2018.

In
2018,
EDAP Technomed Sdn Bdh (Malaysia) contracted a loan amounting
90,000
MYR. As a current practice in Malaysia, this loan required a personal warranty from the representative director, president and CEO of the subsidiary Mr. Hervé de Soultrait. EDAP TMS S.A., as the mother company, counter-warranted this personal loan and agreed to indemnify Mr. de Soultrait, in an indemnification letter dated
January 29, 2019.